EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 21, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented of EQ Advisors Trust (the “Trust”) regarding the EQ/AllianceBernstein Small Cap Growth Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about a change to the Portfolio’s administrative fee.

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The fifth and sixth sentences in the fifth paragraph in the section of the Prospectus: “More Information on Fees and Expenses” hereby are deleted and replaced with the following information:

The excluded Portfolios are: All Asset Growth — Alt 20 Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Franklin Templeton Allocation Portfolio, the Strategic Allocation Portfolios, the AXA Tactical Manager Portfolios, the EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio, and the EQ/Equity Growth PLUS, EQ/International Core PLUS, EQ/International Value PLUS, EQ/Large Cap Core PLUS, EQ/Large Cap Growth PLUS, EQ/Large Cap Value PLUS, EQ/Mid Cap Value PLUS, EQ/Global Bond PLUS, and EQ/Quality Bond PLUS Portfolios (the “PLUS Portfolios”). Each of the EQ/AllianceBernstein Small Cap Growth, the EQ/Franklin Core Balanced, the EQ/Mutual Large Cap Equity, the EQ/AXA Franklin Small Cap Value Core, the EQ/Templeton Global Equity, the EQ/Global Multi-Sector Equity and the PLUS Portfolios pays FMG LLC an annual fee of $32,500, plus its proportionate share of an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.15% of the first $20 billion of the Portfolios’ aggregate average daily net assets, 0.125% of the next $5 billion of the Portfolios’ aggregate average daily net assets, and 0.10% on the Portfolios’ aggregate average daily net assets thereafter, and an additional $32,500 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

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